Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets	The Company’s intangible assets include the following on September 30, 2023:
	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(294,250)	$26,750
Total Intangible Assets	$321,000	$(294,250)	$26,750

The Company’s intangible assets include the following on December 31, 2022:
	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(214,000)	$107,000
Total Intangible Assets	$321,000	$(214,000)	$107,000
The Company’s intangible assets include the following on December 31, 2022:
	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(214,000)	$107,000
Total Intangible Assets	$321,000	$(214,000)	$107,000
The Company’s intangible assets include the following on December 31, 2021:
	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(107,000)	$214,000
Total Intangible Assets	$321,000	$(107,000)	$214,000